Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance income and finance costs
Schedule of finance income and finance costs
Finance income and finance costs comprise of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Foreign exchange gain	10,496	1,336	3,229
Interest and similar income	388	1,738	2,304
Interest income from financial assets at fair value through OCI	4,064	2,788	1,212
Fair value gain on financial assets at fair value through profit or loss	—	237	—
Other income	305	90	574
Finance income	15,253	6,189	7,319
Foreign exchange loss	7,492	11,804	16,252
Interest and similar expense	1,718	2,168	2,905
Fair value loss on financial assets at fair value through profit and loss	7,167	13,601	16,163
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 13)	2,290	3,908	3,427
Other charges	951	—	126
Finance costs	19,618	31,481	38,873